Fair Value Measurements and Hedging - Fair value on a recurring basis - Significant Other Observable Inputs (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
ASSETS
Derivatives, current asset portion	$ 335	$ 0
Derivatives, non-current asset portion	3,397	0
LIABILITIES
Derivatives, current liability portion	3,711	1,939
Derivatives, non-current liability portion	603	2,265
Fair Value, Inputs, Level 2 [Member] | Designated as Hedging Instrument [Member]
ASSETS
Total	3,732	0
LIABILITIES
Total	2,545	3,992
Fair Value, Inputs, Level 2 [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
ASSETS
Derivatives, current asset portion	335	0
Derivatives, non-current asset portion	3,397	0
LIABILITIES
Derivatives, current liability portion	2,010	1,727
Derivatives, non-current liability portion	$ 535	$ 2,265